Equity	12 Months Ended
Mar. 31, 2025
Equity [Abstract]
EQUITY

NOTE 16 — EQUITY

Common shares:

The total number of shares of common shares issued:	As of March 31, 2025	As of March 31, 2024
	(US$)	(US$)
Common shares – par value $ 0.01 each	64,330,839	1,160,872
Common shares – par value $ 0.01 each, held by Lytus Trust.	115,666,652	6,666,52
Total - Common shares – par value $ 0.01 each	179,997,491	1,827,524

Movements in Common Shares:

	Shares	Amount
		(US$)
Balance as of March 31, 2023	626,276	375,766
Additional issuance of common shares	268,380	161,028
	894,656	536,794
Additional stock issued for employee incentive plan	666,652	—
Additional issuance of common shares as a result of reverse stock split (1)	46,040	—
Total issued common shares (after reverse stock split) (1)	1,607,348	536,794
Additional issuance of common shares (after reverse stock split) (4)	220,176	2,202
Balance as of March 31, 2024	1,827,524	538,996
Conversion of promissory note into equity (2)	51,385,558	513,856
Issued to Lytus Trust (3)	115,000,000	—
Cancellation of unvested shares (5)	3,00,000	—
Additional issuance of common shares	11,484,409	114,844
Balance as of March 31, 2025	179,997,491	1,167,696

1.	On February 5, 2024, the Company announced a reverse stock split of its issued and outstanding common shares at a ratio of 1-for-60 such that every 60 shares outstanding was combined into 1 share. As a result of such reverse stock split, the Company’s issued and outstanding common shares was reduced from 93,679,260 shares to 1,561,309 shares. Further, the Company issued 46,040 common shares to DTC as part of the reverse stock split, aggregating to 1,607,349 ordinary shares. The issuance of 46,040 ordinary shares to the Depository Trust Company (DTC) was part of a necessary procedural adjustment following the 1-for-60 reverse stock split. The reverse split was executed to meet the minimum bid price requirement for continued listing on the Nasdaq stock exchange and to enhance the perception of our stock’s value among investors. During the reverse stock split process, fractional shares were created due to the 1-for-60 ratio, which could not be issued to individual shareholders. To simplify shareholder accounts and facilitate smooth settlement and trading of the newly adjusted shares, we issued 46,040 ordinary shares directly to the DTC. These shares serve as an adjustment to reconcile the fractional shares and ensure that the post-split share count aligns accurately with DTC’s records for clearing and settlement purposes. The primary purpose of the reverse stock split was to bring the share price in line with Nasdaq’s minimum bid price requirement of $1.00 per share, thereby maintaining compliance and avoiding potential delisting. The split also aimed to reduce the number of outstanding shares, thereby improving the share price and potentially attracting a broader investor base. The issuance of these 46,040 ordinary shares was a necessary step to facilitate the operational and administrative processes of the reverse split, ensuring accurate reflection of the company’s post-split share count for trading and investor transactions.

2.	During the fiscal year ended March 31, 2025, the Company issued promissory notes aggregating $7,548,709 in principal amount in multiple tranches. These instruments met the equity classification criteria under IAS 32 – Financial Instruments: Presentation, as they contained no contractual obligation for the Company to deliver cash or another financial asset and were to be settled through the issuance of a fixed number of common shares for a fixed amount of consideration (i.e., satisfying the “fixed-for-fixed” criterion). Accordingly, the entire amount was classified under “Other Equity.” Of the total, $5,917,723 in promissory notes were converted during such period, resulting in the issuance of 513,856 common shares. The remaining balance of $1,630,985 continues to be presented under “Other Equity” as of the reporting date, as it continues to meet the definition of equity under IFRS. As a result, the Company’s issued and outstanding share capital increased during the year.
3.	The Company has issued a total of 115,000,000 common shares (666,667 shares for the year ended March 31, 2024) to the Lytus Trust in three tranches: 15,000,000 shares on December 20, 2024, 3,000,000 shares on February 10, 2025, and 97,000,000 shares on March 17, 2025. These shares have not been issued directly to employees. Instead, they have been issued to the Lytus Trust for the purpose of facilitating a subsequent allocation of such shares by management to employees of the Company under the Employee Stock Option Plan (ESOP) i.e. Lytus Technologies Holdings Ptv. Ltd. 2023 Employee Incentive Plan (the “Plan”). In accordance with IFRS 2 – Share-based Payment, the cost of the share-based payments will be recognized over the vesting period based on the grant date fair value of the awards once they are granted to employees.

4.

On August 31, 2023, the Company entered into a Securities Purchase Agreement (the “September 2023 Purchase Agreement”) with a certain accredited investor as purchaser, pursuant to which, the Company sold $1,004,705 in principal amount of the Company’s Series A Convertible Preferred Shares, par value $0.01 (the “Preferred Shares”), warrants to purchase the Company’s Preferred Shares, and warrants to purchase the Company’s common shares. The Preferred Shares were convertible into Common Shares at an initial conversion price per share of $0.40, subject to adjustment under certain circumstances described in the certificate of designations for the Preferred Shares. The holder of Preferred Shares had the option, at any time and for any amount of such Preferred Shares, to convert Preferred Shares at an alternative conversion price that is the lower of the conversion price in effect, or at a 85% discount to the then-volume weighted average price of our common shares, but in no event less than the conversion floor price of $0.0787.

We have repaid the borrowings during the year ending March 31, 2024. The preferred shares have been converted into 220,176 common shares.

5.	During the year ended March 31, 2025, the Company granted 300,000 common shares to certain individuals, subject to a service condition requiring their active involvement in the Company’s business operations for a period of two years. As per the terms of the agreement, these shares were subject to clawback in the event of non-fulfillment of the agreed service conditions. Since the individuals did not fulfill the required service period during such period, the unvested shares were clawed back in accordance with the agreement.

Common Shares

Each holder of common shares is entitled to participate in dividends and the proceeds on the winding up of the Company in proportion to the number of and amounts paid on the number of common shares held.

Equity consists of the following as of March 31, 2025:

As of March 31, 2025
($US)
Common shares – par value $0.01, 179,997,491 shares (Authorized Shares: 230,000,000) issued and outstanding	$1,167,696
Net income available to common shareholders	(3,536,701)
Securities Premium	22,954,985
Translation of foreign subsidiaries, net of tax	(191,772)
Employee benefits reclassification	1,858
Equity component of senior secured promissory note	1,630,984
Non-controlling interest	3,191,837
$25,218,887

Equity consists of the following as of March 31, 2024:

As of March 31, 2024
($US)
Common shares – par value $0.01, 93,679,260 (after 1-for-60 reverse stock split, 1,827,524) (Authorized Shares: 230,000,000) shares issued and outstanding	$538,996
Net income available to common shareholders	(9,951,285)
Securities premium	16,811,742
Translation of foreign subsidiaries, net of tax	(154,156)
Employee benefits reclassification	(1,203)
Lytus Trust – for employee incentive plan	5,720,000
Non-controlling interest	3,015,031
$15,979,125

Capital risk management

The Group’s capital management objectives are to ensure the Group’s ability to continue as a going concern as well as to provide an adequate return to shareholders by pricing products and services commensurately with the level of risk.

The Group monitors capital based on the carrying amount of equity plus its subordinated loans, less cash and cash equivalents as presented on the face of the statement of financial position recognized in other comprehensive income.

The Group manages its capital structure and adjusts it in the light of changes in economic conditions and the risk characteristics of the underlying assets. To maintain or adjust the capital structure, the Group may adjust the number of dividends paid to shareholders, return capital to shareholders or issue new shares. The amounts managed as capital by the Group are summarized as follows:

	As of March 31, 2025	As of March 31, 2024
	($US)	($US)
Non- current borrowings	$(1,189,994)	$(1,011,746)
Current borrowings	(396,206)	$(1,728,190)
Cash and cash equivalents	4,674,586	246,377
Net debt	$(3,599,944)	$2,493,559
Total equity	$25,218,887	$15,979,125
Net debt to equity ratio	-14.27%	15.61%